Financial assets and liabilities	6 Months Ended
Jun. 30, 2022
Financial assets and liabilities
Financial assets and liabilities

10.     Financial assets and liabilities

At June 30, 2022 the Group’s net debt and available liquidity was as set out below:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	467	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	231	–
Other borrowings	Various	–	Rolling	Amortizing	–	16	–
Total borrowings						3,483	325
Deferred debt issue costs						(39)	–
Net borrowings						3,444	325
Cash and cash equivalents						(436)	436
Net debt / available liquidity						3,008	761

The fair value of the Group’s total borrowings, excluding lease obligations at June 30, 2022 is $2,694 million (December 31, 2021: $2,701 million).

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as the incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens.

The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2021 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash and cash equivalents						(463)	463
Net debt / available liquidity						2,424	788

The maturity profile of the Group’s net borrowings is as follows:

	At June 30,	At December 31,
	2022	2021
	$'m	$'m
Within one year or on demand	49	56
Between one and three years	72	55
Between three and five years	672	59
Greater than five years	2,690	2,757
Total borrowings	3,483	2,927
Deferred debt issue costs	(39)	(40)
Net borrowings	3,444	2,887

Earnout Shares and Warrants

Please refer to note 12 for further details about the recognition and measurement of the Earnout Shares as well as the Public Warrants and Private Warrants.

Financing activity

2022

On June 8, 2022, the Group issued $600 million 6.000% Senior Secured Green Notes due 2027. Net proceeds from the issuance of the notes will be used for general corporate purposes.

Lease obligations at June 30, 2022 of $231 million (December 31, 2021: $182 million), primarily reflects $75 million of new lease liabilities and foreign currency movements, partly offset by $26 million of principal repayments, in the six months ended June 30, 2022.

At June 30, 2022, the Group had $325 million available under the Global Asset Based Loan Facility.

Fair value methodology

There has been no change to the fair value hierarchies for determining and disclosing the fair value of financial instruments.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility and other borrowings – the fair values of the borrowings in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(iv)	Earnout Shares, Private Warrants and Public Warrants - the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Derivative financial instruments – foreign currency swaps

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. A cash gain of $16 million and $26 million on hedging was recognized in the three and six months ended June 30, 2022, respectively (2021: loss of $1 million and $1 million) and has been reflected within net interest paid in the unaudited consolidated interim statement of cash flows.